BHR INSTITUTIONAL FUNDS

                       CLARIVEST INTERNATIONAL EQUITY FUND
                       CLARIVEST SMID CAP CORE GROWTH FUND
                                  (THE "FUNDS")

                         SUPPLEMENT DATED JULY 23, 2008
                    TO THE PROSPECTUS DATED JANUARY 31, 2008

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THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         On July 14, 2008, BHR Fund Advisors, L.P. (the "Adviser") and its partners sold a majority of the partnership interests of the Adviser to 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc. ("DundeeWealth"). DundeeWealth is a Canadian owned, TSX listed, wealth management company that creates and provides investment solutions as well as capital markets and advisory services for financial advisors, institutions, corporations and foundations. DundeeWealth oversees approximately $60.7 billion in assets under management and administration.

         The Adviser will retain the name "BHR Fund Advisors, L.P.," its management team and all of the personnel currently providing services to the Funds. However, the sale of the majority interest of the Adviser resulted in a change in control of the Adviser and, therefore, constituted an "assignment" within the meaning of the Investment Company Act of 1940, as amended, of the existing investment management agreement between each of the Funds and the Adviser and of the existing sub-advisory agreement between the Adviser and ClariVest Asset Management LLC, the Funds' sub-adviser (the "Sub-Adviser"). An investment management or sub-advisory agreement automatically terminates upon its "assignment" under the applicable provisions of the Investment Company Act. Consequently, a special meeting of the Funds' shareholders will be held at which shareholder approval of a new investment management agreement between each of the Funds and the Adviser and a new sub-advisory agreement between the Adviser and the Sub-Adviser, will be sought. The new investment management agreement and sub-advisory agreement will contain substantially the same terms and conditions as the existing agreements.

         Additional details regarding the special meeting will be contained in a proxy statement to be mailed to each Fund's shareholders in advance of the special meeting.


            PLEASE KEEP THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             BHR INSTITUTIONAL FUNDS

                     SMITH GROUP LARGE CAP CORE GROWTH FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED JULY 23, 2008
                    TO THE PROSPECTUS DATED JANUARY 31, 2008

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         On July 14, 2008, BHR Fund Advisors, L.P. (the "Adviser") and its partners sold a majority of the partnership interests of the Adviser to 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc. ("DundeeWealth"). DundeeWealth is a Canadian owned, TSX listed, wealth management company that creates and provides investment solutions as well as capital markets and advisory services for financial advisors, institutions, corporations and foundations. DundeeWealth oversees approximately $60.7 billion in assets under management and administration.

         The Adviser will retain the name "BHR Fund Advisors, L.P.," its management team and all of the personnel currently providing services to the Fund. However, the sale of the majority interest of the Adviser resulted in a change in control of the Adviser and, therefore, constituted an "assignment" within the meaning of the Investment Company Act of 1940, as amended, of the existing investment management agreement between the Fund and the Adviser and of the existing sub-advisory agreement between the Adviser and Smith Asset Management Group, L.P., the Fund's sub-adviser (the "Sub-Adviser"). An investment management or sub-advisory agreement automatically terminates upon its "assignment" under the applicable provisions of the Investment Company Act. Consequently, a special meeting of the Fund's shareholders will be held at which shareholder approval of a new investment management agreement between the Fund and the Adviser and a new sub-advisory agreement between the Adviser and the Sub-Adviser, will be sought. The new investment management agreement and sub-advisory agreement will contain substantially the same terms and conditions as the existing agreements.

         Additional details regarding the special meeting will be contained in a proxy statement to be mailed to the Fund's shareholders in advance of the special meeting.


            PLEASE KEEP THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             BHR INSTITUTIONAL FUNDS

                      MOUNT LUCAS U.S. FOCUSED EQUITY FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED JULY 23, 2008
                    TO THE PROSPECTUS DATED JANUARY 31, 2008

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         On July 14, 2008, BHR Fund Advisors, L.P. (the "Adviser") and its partners sold a majority of the partnership interests of the Adviser to 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc. ("DundeeWealth"). DundeeWealth is a Canadian owned, TSX listed, wealth management company that creates and provides investment solutions as well as capital markets and advisory services for financial advisors, institutions, corporations and foundations. DundeeWealth oversees approximately $60.7 billion in assets under management and administration.

         The Adviser will retain the name "BHR Fund Advisors, L.P.," its management team and all of the personnel currently providing services to the Fund. However, the sale of the majority interest of the Adviser resulted in a change in control of the Adviser and, therefore, constituted an "assignment" within the meaning of the Investment Company Act of 1940, as amended, of the existing investment management agreement between the Fund and the Adviser and of the existing sub-advisory agreement between the Adviser and Mount Lucas Management Corp., the Fund's sub-adviser (the "Sub-Adviser"). An investment management or sub-advisory agreement automatically terminates upon its "assignment" under the applicable provisions of the Investment Company Act. Consequently, a special meeting of the Fund's shareholders will be held at which shareholder approval of a new investment management agreement between the Fund and the Adviser and a new sub-advisory agreement between the Adviser and the Sub-Adviser, will be sought. The new investment management agreement and sub-advisory agreement will contain substantially the same terms and conditions as the existing agreements.

         Additional details regarding the special meeting will be contained in a proxy statement to be mailed to the Fund's shareholders in advance of the special meeting.


            PLEASE KEEP THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.